Employee benefits - Labor expenses - Components - Tabular disclosure (Details) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) employee	Dec. 31, 2019 EUR (€) employee	Dec. 31, 2018 EUR (€) employee
Employee benefits [abstract]
Average number of employees (full-time equivalents) | employee	133,787	135,619	135,943
Wages and employee benefit expenses	€ (8,331)	€ (8,240)	€ (8,828)
o/w wages and salaries	(6,224)	(6,199)	(6,017)
o/w social security charges	(2,118)	(2,079)	(2,068)
o/w French part-time for senior plans	23	6	(773)
o/w capitalized costs	866	848	842
o/w other labor expenses	(879)	(816)	(812)
Employee profit sharing	(142)	(181)	(180)
Share-based compensation	(18)	(73)	(66)
Total employee benefits expense	(8,490)	(8,494)	(9,074)
Net interest on the net defined liability in finance costs	(12)	(20)	(16)
Actuarial (gains)/losses in other comprehensive income	€ (31)	€ (109)	€ 45